Employee Benefits Expenses (Including Directors' Emoluments) - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefits [Line Items]
Defined contribution plan, contributions payable			$ 6	$ 8
Defined contribution plan, forfeited contributions utilized			4	4
Defined contribution plan, forfeitures available to reduce future contributions			1	1
Services received, related party transactions			13	26	$ 27
LVS
Disclosure of employee benefits [Line Items]
Services received, related party transactions	$ 7	$ 7	10	19	20
Robert Glen Goldstein [Member] | LVS
Disclosure of employee benefits [Line Items]
Services received, related party transactions	$ 1	$ 1	$ 1	$ 4	$ 3